Revenue (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Revenues	$ 4	$ 2,128
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenues		2,110
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenues	$ 4	$ 18